Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section should be read in conjunction with our Compensation Discussion and Analysis which provides additional information regarding our compensation philosophy, our performance-based compensation programs structure, and compensation decisions made this year. Under the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation deemed “actually paid” to our named executive officers and certain company performance measures. The principal difference between the compensation shown in the Summary Compensation Table and the table below is that the below table adds the change in fair value of unvested option awards as though it was actually paid in that year.
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other named executive officers, or NEOs, during fiscal 2024, 2023, 2022 and 2021, compared to our total shareholder return (TSR) from October 31, 2020 through the end of each such fiscal year and Net Income Attributable to HEICO and EBITDA for each such fiscal year.

Fiscal Year (a)(1)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2)	Value of Initial Fixed $100 Investment Based On:			Net Income Attributable to HEICO ($ millions)(h)(4)	EBITDA ($ millions)(i)(5)
					HEICO Common Stock TSR (HEI) (f)(3)	HEICO Class A Common Stock TSR (HEI.A) (f)(3)	Dow Jones U.S. Aerospace Index TSR (g)(3)
2024	$10,382,143	$15,114,365	$4,510,869	$10,844,494	$234.29	$206.55	$211.88	$514.11	$1,002.23
2023	15,447,501	14,651,777	9,320,196	9,187,638	151.36	136.58	154.08	403.60	758.31
2022	9,107,291	10,193,788	2,651,770	4,530,704	155.22	136.56	140.93	351.68	593.74
2021	9,031,531	10,903,978	6,267,191	9,673,857	132.86	134.61	152.31	304.22	487.36

(1)	Our PEO was Laurans A. Mendelson for each year presented and our non-PEO NEOs were Carlos L. Macau, Jr., Eric A. Mendelson, Victor H. Mendelson, and Steven M. Walker for each year presented.
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

(3)
The peer group used is the Dow Jones U.S. Aerospace Index, which was also utilized in the Company's stock performance graph in its 2024 Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made for the four-year period from October 31, 2020 through October 31, 2024. The total shareholder returns include the reinvestment of cash dividends.

(4)	The dollar amounts reflect HEICO's net income as reported in the Company's audited financial statements.
(5)
In the Company's assessment, EBITDA is the most important financial performance measure (other than Net Income Attributable to HEICO and Cash Flow) used by the Company in fiscal 2024 to link Compensation Actually Paid to its NEOs to Company performance.

Fiscal Year	Summary Compensation Table Total for PEO	Exclusion of Summary Compensation Table Value of Option Awards for PEO	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for PEO	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Compensation Actually Paid to PEO
2024	$10,382,143	$—	$—	$3,782,657	$949,565	$15,114,365
2023	15,447,501	(5,946,950)	5,482,588	(218,857)	(112,505)	14,651,777
2022	9,107,291	—	—	941,693	144,804	10,193,788
2021	9,031,531	—	—	1,486,270	386,177	10,903,978

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Summary Compensation Table Value of Option Awards for Non-PEO NEOs	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for Non-PEO NEOs	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,510,869	$—	$—	$4,967,720	$1,365,905	$10,844,494
2023	9,320,196	(5,485,882)	5,495,569	(151,868)	9,623	9,187,638
2022	2,651,770	(71,628)	95,134	1,565,412	290,016	4,530,704
2021	6,267,191	(3,763,625)	4,050,264	1,736,295	1,383,732	9,673,857

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)	Our PEO was Laurans A. Mendelson for each year presented and our non-PEO NEOs were Carlos L. Macau, Jr., Eric A. Mendelson, Victor H. Mendelson, and Steven M. Walker for each year presented.

Peer Group Issuers, Footnote
(3)
The peer group used is the Dow Jones U.S. Aerospace Index, which was also utilized in the Company's stock performance graph in its 2024 Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made for the four-year period from October 31, 2020 through October 31, 2024. The total shareholder returns include the reinvestment of cash dividends.

PEO Total Compensation Amount	$ 10,382,143	$ 15,447,501	$ 9,107,291	$ 9,031,531
PEO Actually Paid Compensation Amount	$ 15,114,365	14,651,777	10,193,788	10,903,978
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

Fiscal Year	Summary Compensation Table Total for PEO	Exclusion of Summary Compensation Table Value of Option Awards for PEO	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for PEO	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Compensation Actually Paid to PEO
2024	$10,382,143	$—	$—	$3,782,657	$949,565	$15,114,365
2023	15,447,501	(5,946,950)	5,482,588	(218,857)	(112,505)	14,651,777
2022	9,107,291	—	—	941,693	144,804	10,193,788
2021	9,031,531	—	—	1,486,270	386,177	10,903,978

Non-PEO NEO Average Total Compensation Amount	$ 4,510,869	9,320,196	2,651,770	6,267,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,844,494	9,187,638	4,530,704	9,673,857
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Summary Compensation Table Value of Option Awards for Non-PEO NEOs	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End for Non-PEO NEOs	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,510,869	$—	$—	$4,967,720	$1,365,905	$10,844,494
2023	9,320,196	(5,485,882)	5,495,569	(151,868)	9,623	9,187,638
2022	2,651,770	(71,628)	95,134	1,565,412	290,016	4,530,704
2021	6,267,191	(3,763,625)	4,050,264	1,736,295	1,383,732	9,673,857

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The list below includes the three financial performance measures that in our assessment represent the most important financial performance measures used to link Compensation Actually Paid to our NEOs for 2024 to Company performance.

Tabular List
EBITDA
Net Income Attributable to HEICO
Cash Flow

Total Shareholder Return Amount	$ 234.29	151.36	155.22	132.86
Peer Group Total Shareholder Return Amount	211.88	154.08	140.93	152.31
Net Income (Loss)	$ 514,110,000	$ 403,600,000	$ 351,680,000	$ 304,220,000
Company Selected Measure Amount	1,002,230,000	758,310,000	593,740,000	487,360,000
PEO Name	Laurans A. Mendelson	Laurans A. Mendelson	Laurans A. Mendelson	Laurans A. Mendelson
Total Shareholder Return Amount, Class A	$ 206.55	$ 136.58	$ 136.56	$ 134.61
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income Attributable to HEICO
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(5,946,950)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,482,588	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,782,657	(218,857)	941,693	1,486,270
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	949,565	(112,505)	144,804	386,177
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,485,882)	(71,628)	(3,763,625)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,495,569	95,134	4,050,264
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,967,720	(151,868)	1,565,412	1,736,295
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,365,905	$ 9,623	$ 290,016	$ 1,383,732